Subsequent events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent events
Subsequent events

Note 17 — Subsequent events

The Company has evaluated its financial statements as of and for the three months ended March 31, 2024, for subsequent events through May 15, 2024. Based upon this review, other than as described below, the Company did not identify any additional subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

On April 5, 2024, the Company converted an additional $1,650 of the Financing Notes into shares of the Company’s common stock at a price of $5 per share.

On April 16, 2024, the Company entered into a Common Stock Purchase Agreement with B. Riley Principal Capital II. This Agreement provides the Company the opportunity to sell to B. Riley Principal Capital II up to $25,000 of Common Stock at market price. As part of the Agreement, the Company issued 171,821 shares of Common Stock to B. Riley Principal Capital II as consideration for its commitment to purchase future shares.

On April 30, 2024, the Company converted $430 of the Financing Notes into shares of the Company’s common stock at a price of $5 per share.

On May 10, 2024, the Company converted $250 of the Financing Notes into shares of the Company’s common stock at a price of $5 per share.

Note 18 — Subsequent Events

For the consolidated financial statements as of December 31, 2023, the Company has evaluated subsequent events through March 29, 2024, the date the financial statements were available to be issued.

In March 2024, the Company entered into an earnout waiver agreement whereby the Company and other parties thereto agreed to cancel the earnout provision in the Business Combination Agreement referenced in Note 1.

In March 2024, the Company entered into an agreement to waive the lock-up restrictions with respect to 2,146,067 shares of the Company’s common stock which are currently subject to lock-up pursuant to that certain Lock-Up Agreement, dated December 19, 2023, between the Company, SportsMap, LLC, and certain other holders of the Company’s common stock. The 2,146,067 shares being released from lock-up restrictions are held by certain holders who are not affiliates of the Company. Without such waiver, these shares would have been subject to lock-up restrictions until June 19, 2024.